Note 12 - Supplemental Balance Sheet Information - Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Compensation related	$ 226	$ 237
Professional services		237
Other taxes related	798	778
Other	65	112
Total	$ 1,089	$ 1,364